Other Receivables and Current Assets - Schedule of Other Receivables and Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables and Current Assets [Abstract]
Prepaid social insurance	$ 603	$ 237
Prepaid expenses	200,761
Other receivables	14,678	4,110
Total	$ 216,042	$ 4,347